Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 1,989,548	$ 1,843,117	$ 2,840,292
State Tax and Other									100,820	157,417	44,764
Tax Exempt Interest									(291,768)	(338,497)	(730,477)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									(142,508)	(113,400)	(394,445)
Valuation Allowance									23,458	20,889	69,133
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									0	0	606,193
Total Income Tax Expense	$ 199,000	$ 475,000	$ 486,000	$ 520,000	$ 271,000	$ 471,000	$ 427,000	$ 400,000	$ 1,679,550	$ 1,569,526	1,829,267
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 2,435,460